Expense Example - Princeton Premium Fund	Aug. 15, 2025 USD ($)
Princeton Premium Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 786
Expense Example, with Redemption, 3 Years	1,240
Expense Example, with Redemption, 5 Years	1,719
Expense Example, with Redemption, 10 Years	3,035
Princeton Premium Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	$ 2,353